Derivative Financial Instruments - Summary of Net Gains or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges
Hedge ineffectiveness	£ 19	£ 29	£ 13
Fair value and cash flow hedges
Disclosure of detailed information about hedges
(Losses)/gains on hedging instruments	(1,879)	2,381	852
Gains/(losses) on hedged items attributable to hedged risks	1,896	(2,316)	(800)
Fair value hedging ineffectiveness	17	65	52
Cash flow hedging ineffectiveness	2	(36)	(39)
Hedge ineffectiveness	£ 19	£ 29	£ 13